14. Income Taxes (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative
Income tax expense	$ 2,164	$ 2,977
Income tax rates	26.29%	26.33%